THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)
COMMON STOCKS - 87.8%	Shares	Value
Communications - 10.8%
Alphabet, Inc. - Class A (a)	166	$361,757
Alphabet, Inc. - Class C (a)	500	1,093,725
Booking Holdings, Inc. (a)	420	734,576
Comcast Corporation - Class A	15,500	608,220
Meta Platforms, Inc. - Class A (a)	7,600	1,225,500
Walt Disney Company (The) (a)	4,550	429,520
		4,453,298
Consumer Discretionary - 8.5%
Amazon.com, Inc. (a)	12,000	1,274,520
Ford Motor Company	27,280	303,626
Home Depot, Inc. (The)	2,250	617,108
Lowe's Companies, Inc.	4,200	733,614
TJX Companies, Inc. (The)	10,500	586,425
		3,515,293
Consumer Staples - 6.4%
PepsiCo, Inc.	4,800	799,968
Procter & Gamble Company (The)	5,600	805,224
Target Corporation	4,600	649,658
Walmart, Inc.	3,000	364,740
		2,619,590
Energy - 5.3%
Chevron Corporation	7,200	1,042,416
Exxon Mobil Corporation	2,250	192,690
Schlumberger Ltd.	12,545	448,609
TotalEnergies SE - ADR	9,500	500,080
		2,183,795
Financials - 12.0%
Ameriprise Financial, Inc.	3,250	772,460
Chubb Ltd.	2,000	393,160
Goldman Sachs Group, Inc. (The)	2,085	619,287
JPMorgan Chase & Company	8,800	990,968
Morgan Stanley	8,170	621,410
PNC Financial Services Group, Inc. (The)	4,800	757,296
Truist Financial Corporation	16,000	758,880
		4,913,461
Health Care - 14.1%
Amgen, Inc.	1,300	316,290
CVS Health Corporation	9,000	833,940
Elevance Health, Inc.	1,650	796,257
Johnson & Johnson	4,000	710,040
Merck & Company, Inc.	8,200	747,594
Pfizer, Inc.	13,500	707,805

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 87.8% (Continued)	Shares	Value
Health Care - 14.1% (Continued)
Thermo Fisher Scientific, Inc.	1,575	$855,666
UnitedHealth Group, Inc.	1,600	821,808
		5,789,400
Industrials - 9.3%
Eaton Corporation plc	6,700	844,133
Lockheed Martin Corporation	1,000	429,960
Norfolk Southern Corporation	3,500	795,515
Raytheon Technologies Corporation	5,400	518,994
Trane Technologies plc	4,300	558,441
United Parcel Service, Inc. - Class B	3,600	657,144
		3,804,187
Materials - 1.5%
Eastman Chemical Company	7,000	628,390

Real Estate - 1.5%
American Tower Corporation	2,400	613,416

Technology - 18.4%
Apple, Inc.	16,350	2,235,372
Applied Materials, Inc.	6,500	591,370
Broadcom, Inc.	1,400	680,134
Cisco Systems, Inc.	17,750	756,860
Microsoft Corporation	7,000	1,797,810
Oracle Corporation	11,500	803,505
Visa, Inc. - Class A	3,500	689,115
		7,554,166

Total Common Stocks (Cost $17,413,750)		$36,074,996

EXCHANGE-TRADED FUNDS - 7.6%	Shares	Value
Consumer Staples Select Sector SPDR Fund	8,300	$ 599,094
iShares Expanded Tech-Software Sector ETF	2,700	727,947
iShares Semiconductor ETF	1,700	594,337
Vanguard Information Technology ETF	3,700	1,208,235
Total Exchange-Traded Funds (Cost $1,731,376)		$3,129,613

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS - 7.2%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Class, 1.37% (b) (Cost $2,955,318)	2,955,318	$2,955,318

Total Investments at Value - 102.6% (Cost $22,100,444)		$42,159,927

Liabilities in Excess of Other Assets - (2.6%)		(1,076,900)

Net Assets - 100.0%		$41,083,027

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2022.